Public Offering (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 14, 2011
Public Offering (Textual)
Number of units issued in public offering	4,800,000
Purchase price per unit	$ 10.00	$ 10.00		$ 0.01449
Common Stock, par value		$ 0.0001	$ 0.0001
Description of common stock and warrant consist by each unit issued in public offering	Each unit consists of (i) one share of the Company's common stock, $0.0001 par value ("common stock"), and (ii) one warrant to purchase one share of common stock ("warrant").
Common stock purchase price for each warrant	$ 11.50
Exercisable period of warrants after completion of business transaction	30 days
Expiration period of warrants from date of business transaction	5 years
Redemption price of the warrants	$ 0.01
Description for redemption price of warrants	At a price of $0.01 per warrant upon 30 days' prior written notice after the warrants become exercisable, only in the event that the last sales price of the common stock equals or exceeds $17.50 per share for any 20 trading days within a 30 trading day period ending three business days before the notice of redemption is given.
Description for determining fair market value		The "fair market value" shall mean the average reported last sale price of the shares of common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.
Redemption period of warrant		30 days